Document and Entity Information - shares	9 Months Ended
	Feb. 28, 2017	Apr. 21, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	Bemax, Inc.
Entity Central Index Key	0001613895
Trading Symbol	BMXC
Amendment Flag	false
Current Fiscal Year End Date	--05-31
Document Type	10-Q
Document Period End Date	Feb. 28, 2017
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2017
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		301,640,836